Fair Value - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Equity Method Investments, Fair Value Option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	$ 200	$ 466
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	0	0
Fair value at the end of the period	200	466
Convertible loans receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of financial assets at the beginning of the period	34	32
Fair value gains (losses) recognized in the Condensed Consolidated Income Statements	0	1
Fair value at the end of the period	$ 34	$ 33